AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 3.7%
HEICO Corp. (Class A Stock)	111,070	$ 10,808,222
Hexcel Corp.	122,700	10,077,351
L3Harris Technologies, Inc.	56,300	11,746,432
Teledyne Technologies, Inc.*	22,490	7,241,555
TransDigm Group, Inc.	18,918	9,850,035
		49,723,595
Banks — 0.4%
First Republic Bank(a)	56,002	5,415,393
Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.*	10,819	729,201
Bluebird Bio, Inc.*(a)	90,860	8,342,765
Exact Sciences Corp.*	108,880	9,839,485
Sage Therapeutics, Inc.*(a)	51,210	7,184,251
		26,095,702
Building Products — 0.6%
Lennox International, Inc.	35,025	8,510,024
Capital Markets — 3.2%
Apollo Global Management, Inc.	150,162	5,679,127
LPL Financial Holdings, Inc.	49,630	4,064,697
MSCI, Inc.	82,127	17,883,154
Nasdaq, Inc.	140,007	13,909,696
Tradeweb Markets, Inc. (Class A Stock)	48,686	1,800,408
		43,337,082
Chemicals — 0.9%
Chr Hansen Holding A/S (Denmark)	55,535	4,713,948
Ingevity Corp.*	57,543	4,881,948
Scotts Miracle-Gro Co. (The)	30,621	3,117,830
		12,713,726
Commercial Services & Supplies — 2.1%
Clean Harbors, Inc.*	109,870	8,481,964
Copart, Inc.*	214,329	17,217,048
IAA, Inc.*	80,757	3,369,990
		29,069,002
Construction Materials — 1.0%
Vulcan Materials Co.	90,669	13,712,780
Containers & Packaging — 0.1%
CCL Industries, Inc. (Canada) (Class B Stock)	32,653	1,317,112
Distributors — 0.4%
Pool Corp.	26,103	5,264,975
Diversified Consumer Services — 2.9%
Bright Horizons Family Solutions, Inc.*	193,446	29,500,515
Grand Canyon Education, Inc.*	93,800	9,211,160
		38,711,675
Electrical Equipment — 1.9%
AMETEK, Inc.	277,206	25,453,055
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)	187,409	18,084,968
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
FLIR Systems, Inc.	149,120	$ 7,842,221
Littelfuse, Inc.(a)	30,090	5,335,258
Trimble, Inc.*	173,950	6,751,000
		38,013,447
Entertainment — 2.7%
Electronic Arts, Inc.*	43,026	4,208,803
Live Nation Entertainment, Inc.*(a)	164,640	10,922,218
Take-Two Interactive Software, Inc.*	159,485	19,989,850
World Wrestling Entertainment, Inc. (Class A Stock)(a)	27,621	1,965,234
		37,086,105
Equity Real Estate Investment Trusts (REITs) — 2.2%
CyrusOne, Inc.	53,000	4,192,300
Extra Space Storage, Inc.	96,437	11,265,771
SBA Communications Corp.	59,895	14,443,679
		29,901,750
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club Holdings, Inc.*(a)	69,387	1,795,042
Food Products — 1.5%
Post Holdings, Inc.*	99,990	10,582,942
Tyson Foods, Inc. (Class A Stock)	118,450	10,203,283
		20,786,225
Health Care Equipment & Supplies — 6.1%
Align Technology, Inc.*	5,979	1,081,721
Cooper Cos., Inc. (The)	63,057	18,727,929
DexCom, Inc.*	69,940	10,437,845
Edwards Lifesciences Corp.*	32,083	7,055,372
IDEXX Laboratories, Inc.*	14,044	3,818,985
Insulet Corp.*	33,920	5,594,426
Intuitive Surgical, Inc.*	12,460	6,727,528
Masimo Corp.*	55,263	8,222,582
STERIS PLC	111,625	16,128,696
West Pharmaceutical Services, Inc.	37,863	5,369,731
		83,164,815
Health Care Providers & Services — 0.6%
Guardant Health, Inc.*	13,361	852,833
WellCare Health Plans, Inc.*	27,500	7,127,175
		7,980,008
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.*	13,384	11,248,850
Domino’s Pizza, Inc.(a)	11,801	2,886,407
Dunkin’ Brands Group, Inc.	88,450	7,019,392
Flutter Entertainment PLC (Ireland)	16,964	1,588,932
Hilton Worldwide Holdings, Inc.	103,950	9,678,784
Vail Resorts, Inc.	50,464	11,483,588
Wynn Resorts Ltd.	16,706	1,816,276
		45,722,229
Household Products — 0.3%
Church & Dwight Co., Inc.	61,280	4,610,707
A0

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 1.8%
Roper Technologies, Inc.	68,423	$ 24,399,642
Insurance — 0.9%
Aon PLC	16,283	3,151,900
Arthur J Gallagher & Co.	97,605	8,742,480
		11,894,380
Interactive Media & Services — 2.3%
IAC/InterActiveCorp*	75,601	16,478,750
Match Group, Inc.(a)	38,632	2,759,870
Pinterest, Inc. (Class A Stock)*(a)	54,199	1,433,564
Twitter, Inc.*	248,770	10,249,324
		30,921,508
Internet & Direct Marketing Retail — 0.2%
Chewy, Inc. (Class A Stock)*(a)	100,406	2,467,979
IT Services — 14.7%
Black Knight, Inc.*	374,421	22,862,146
Euronet Worldwide, Inc.*	146,780	21,473,914
Fidelity National Information Services, Inc.	164,041	21,778,083
Fiserv, Inc.*	160,919	16,669,599
FleetCor Technologies, Inc.*	59,946	17,191,314
Global Payments, Inc.	307,578	48,904,871
GoDaddy, Inc. (Class A Stock)*	117,270	7,737,475
Okta, Inc.*	46,630	4,591,190
Square, Inc. (Class A Stock)*(a)	133,503	8,270,511
Twilio, Inc. (Class A Stock)*(a)	123,350	13,563,566
WEX, Inc.*	23,750	4,799,162
Wix.com Ltd. (Israel)*	100,398	11,720,462
		199,562,293
Leisure Products — 1.0%
Hasbro, Inc.	97,320	11,550,911
Peloton Interactive, Inc. (Class A Stock)*(a)	79,670	1,999,717
		13,550,628
Life Sciences Tools & Services — 5.0%
10X Genomics, Inc. (Class A Stock)*(a)	69,290	3,492,216
Adaptive Biotechnologies Corp.*(a)	17,398	537,598
Bio-Techne Corp.	52,965	10,363,662
ICON PLC (Ireland)*	64,623	9,521,553
IQVIA Holdings, Inc.*	75,380	11,260,264
Mettler-Toledo International, Inc.*	12,719	8,959,264
PerkinElmer, Inc.	215,657	18,367,507
QIAGEN NV*	158,421	5,223,140
		67,725,204
Machinery — 2.6%
IDEX Corp.(a)	88,408	14,488,303
Ingersoll-Rand PLC	103,980	12,811,376
Woodward, Inc.	61,520	6,633,702
Xylem, Inc.	18,889	1,503,942
		35,437,323
Media — 0.6%
Altice USA, Inc. (Class A Stock)*	298,962	8,574,230
	Shares	Value
Common Stocks (continued)
Multiline Retail — 1.4%
Dollar General Corp.	52,430	$ 8,333,224
Dollar Tree, Inc.*	88,275	10,077,474
		18,410,698
Oil, Gas & Consumable Fuels — 0.7%
Diamondback Energy, Inc.(a)	91,163	8,196,465
Parsley Energy, Inc. (Class A Stock)	51,773	869,787
		9,066,252
Pharmaceuticals — 0.9%
Elanco Animal Health, Inc.*	240,451	6,393,592
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	56,250	6,470,438
		12,864,030
Professional Services — 5.6%
CoStar Group, Inc.*	16,800	9,965,760
IHS Markit Ltd.*	328,080	21,941,990
TransUnion	234,280	19,002,451
Verisk Analytics, Inc.	155,808	24,639,477
		75,549,678
Road & Rail — 0.9%
Kansas City Southern	87,421	11,627,867
Semiconductors & Semiconductor Equipment — 4.6%
KLA Corp.	51,800	8,259,510
Lam Research Corp.	37,850	8,747,513
Marvell Technology Group Ltd.	443,840	11,082,685
Microchip Technology, Inc.(a)	95,030	8,829,237
Monolithic Power Systems, Inc.	123,012	19,144,358
Silicon Laboratories, Inc.*	55,718	6,204,199
		62,267,502
Software — 11.5%
Autodesk, Inc.*	79,542	11,748,353
Cadence Design Systems, Inc.*	248,309	16,408,259
Constellation Software, Inc. (Canada)	7,902	7,891,860
DocuSign, Inc.*(a)	159,531	9,878,159
Dropbox, Inc. (Class A Stock)*	515,550	10,398,643
Fair Isaac Corp.*	40,680	12,347,194
Guidewire Software, Inc.*(a)	65,468	6,899,018
Nice Ltd. (Israel), ADR*(a)	71,372	10,263,294
Pluralsight, Inc. (Class A Stock)*(a)	36,924	620,139
Proofpoint, Inc.*	91,800	11,846,790
PTC, Inc.*	44,442	3,030,056
RingCentral, Inc. (Class A Stock)*	117,290	14,738,661
ServiceNow, Inc.*	71,000	18,023,350
SS&C Technologies Holdings, Inc.	138,624	7,148,840
Tyler Technologies, Inc.*	28,419	7,459,987
Zendesk, Inc.*	92,970	6,775,654
		155,478,257
Specialty Retail — 4.1%
Burlington Stores, Inc.*	36,400	7,273,448
Five Below, Inc.*	88,180	11,119,498
O’Reilly Automotive, Inc.*	43,357	17,278,198
Ross Stores, Inc.	54,103	5,943,215

A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	150,668	$ 13,626,414
		55,240,773
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	40,435	7,784,950
Under Armour, Inc. (Class C Stock)*(a)	447,090	8,105,742
		15,890,692
Thrifts & Mortgage Finance — 0.4%
LendingTree, Inc.*(a)	15,810	4,907,898

Total Long-Term Investments (cost $1,230,270,408)		1,344,221,283
Short-Term Investments — 10.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,018,805	9,018,805
PGIM Institutional Money Market Fund (cost $132,947,800; includes $132,693,003 of cash collateral for securities on loan)(b)(w)	132,926,499	132,939,791

Total Short-Term Investments (cost $141,966,605)		141,958,596

TOTAL INVESTMENTS—109.7% (cost $1,372,237,013)		1,486,179,879

Liabilities in excess of other assets — (9.7)%		(131,130,769)

Net Assets — 100.0%		$ 1,355,049,110

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,698,909; cash collateral of $132,693,003 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2